RELATED PARTY BALANCES AND TRANSACTIONS - GUARANTEE PROVIDED BY RELATED PARTIES TO GROUP (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2017	Dec. 31, 2018
Mr. Wang Song | Short-term borrowing | Third-party A
Guarantee provided by related parties to the Group
Guarantee provided		¥ 12,350
Mr. Wang Song | Capital lease | Vendor A
Guarantee provided by related parties to the Group
Guarantee provided		39,000
Wang Song and Kou Xiahong | Capital lease | Vendor B
Guarantee provided by related parties to the Group
Guarantee provided		¥ 25,000
Tianjin Shuishan
Guarantee provided by related parties to the Group
Percentage of equity interest purchased	47.70%
Proceeds from issuance of equity share	¥ 133,500
Shanghai Qiaoyong
Guarantee provided by related parties to the Group
Percentage of equity interest purchased	26.30%
Proceeds from issuance of equity share	¥ 73,700
Tianjin Dingsheng [Member]
Guarantee provided by related parties to the Group
Percentage of equity interest purchased	5.00%
Proceeds from issuance of equity share	¥ 14,000